SCHEDULE OF EARNING PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Accounting Policies [Abstract]
Net income attributable to common stockholders	$ 4,488,225	$ 2,023,416	$ 1,397,183	$ (574,137)	$ 6,511,641	$ 823,046	$ (408,510)	$ 1,725,497
Effect of dilutive securities:	391,035		175,356		776,515	175,356		1,350,389
Diluted net income	$ 4,879,260		$ 1,572,539		$ 7,288,156	$ 998,402		$ 3,075,886
Weighted average common shares outstanding – basic	1,764,049,961		1,393,560,488		1,687,489,133	1,308,705,539	10,000,000	1,408,941,722
Series A Preferred	$ 1,316,157,000		$ 1,177,041,100		$ 1,316,157,000	$ 1,177,041,100		$ 1,316,157,000
Series B Preferred	5,499,034,800		5,499,034,800		5,499,034,800	5,499,034,800		5,499,034,800
Convertible notes	$ 2,320,223,646		$ 1,236,932,052		$ 2,320,223,646	$ 1,236,932,052		$ 1,806,230,539
Weighted average common shares outstanding and assumed conversion – diluted	10,899,465,407		9,306,568,440		10,822,904,579	9,221,713,491	10,000,000	10,030,364,061
Basic net income per common share	$ 0.00		$ 0.00		$ 0.00	$ 0.00	$ (0.04)	$ (0)
Diluted net income per common share	$ 0.00		$ 0.00		$ 0.00	$ 0.00	$ (0.04)	$ (0)
(a) - Anti-dilutive securities excluded:
Warrants